Investments and Equity Method Investments - Additional Information (Detail) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Shares held	1,486,954,612	1,289,014,925	1,256,237,919
Synlogic [Member]
Net Investment Income [Line Items]
Shares held	6,340,771	6,340,771
Shares purchased	2,548,117